Segment information - Non-current assets and net revenue and fair value gains and losses by geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Property, plant and equipment, net	$ 820,931	$ 802,608	$ 696,889
Investment property	2,271	2,666	4,796
Goodwill	12,412	13,405
Biological assets	11,276	8,516
Sales of goods and services rendered	933,178	869,235	674,314
Initial recognition and changes in fair value of biological assets and agricultural produce	63,220	125,456	54,528
Changes in net realizable value of agricultural produce after harvest	8,852	(5,841)	14,691
Argentina
Disclosure of geographical areas [line items]
Property, plant and equipment, net	103,312	101,513
Investment property	2,271	2,666
Goodwill	5,095	5,980
Biological assets	11,276	8,516
Sales of goods and services rendered	214,888	164,264	166,447
Initial recognition and changes in fair value of biological assets and agricultural produce	36,341	62,970	16,637
Changes in net realizable value of agricultural produce after harvest	5,705	(4,491)	16,139
Brazil
Disclosure of geographical areas [line items]
Property, plant and equipment, net	710,523	694,137
Investment property	0	0
Goodwill	7,317	7,425
Biological assets	0	0
Sales of goods and services rendered	545,859	432,468	295,456
Initial recognition and changes in fair value of biological assets and agricultural produce	26,326	62,556	37,097
Changes in net realizable value of agricultural produce after harvest	1,346	(958)	(32)
Uruguay
Disclosure of geographical areas [line items]
Property, plant and equipment, net	7,096	6,958
Investment property	0	0
Goodwill	0	0
Biological assets	0	0
Sales of goods and services rendered	172,431	272,503	212,411
Initial recognition and changes in fair value of biological assets and agricultural produce	553	(70)	794
Changes in net realizable value of agricultural produce after harvest	$ 1,801	$ (392)	$ (1,416)